TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Domestic	$ 81,020	$ 82,670	$ 65,657
Foreign	12,281	11,327	9,032
Income before taxes on income	$ 93,301	$ 93,997	$ 74,689